EXPLORATION, EVALUATION AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Exploration [Abstract]
Disclosure of detailed information about exploration, evaluation and development expenditures [Table Text Block]
	Years ended
	December 31, 2025	December 31, 2024

Depreciation	$0.5	$0.8
Share-based compensation	0.5	0.2
Employee costs	4.6	2.5
Direct exploration expenditures	11.4	8.6
Evaluation and development employee costs	2.7	2.9
Direct evaluation and development expenditures	3.7	4.4
	$23.4	$19.4